Property and Equipment - Property and Equipment, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 75,584	$ 62,878	$ 50,006
Less accumulated depreciation	(41,906)	(36,638)	(29,214)
Total property and equipment-net	$ 34,559	$ 27,036	20,792
Lab and Test Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Property and equipment, gross	$ 17,755	$ 14,810	10,275
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Property and equipment, gross	$ 12,869	$ 11,073	8,122
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31,539	$ 29,922	25,468
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Property and equipment, gross	$ 2,854	$ 1,119	1,004
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Property and equipment, gross	$ 6,758	$ 5,954	$ 5,137
Aircraft
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Property and equipment, gross	$ 834
Rent
Property, Plant and Equipment [Line Items]
Estimated Useful Life	39 years
Property and equipment, gross	$ 2,975
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	725
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 156	$ 796